Common Shareholders' Equity (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ (120,293,386)	$ 9,945,778	$ 109,288,972
Income tax relating to cash flow hedges of other comprehensive income	1,182,375	3,352,151	(585,430)
Gains (losses) on exchange differences on translation, net of tax	(4,379,170)	(12,415,374)	2,168,254
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	1,454,372	(7,103,125)	5,216,580
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(360,233)	1,981,923	(1,444,133)
Other comprehensive income, before tax	(123,218,184)	(9,572,721)	116,673,806
Income tax relating to components of other comprehensive income	822,142	5,334,074	(2,029,563)
Other comprehensive income	(122,396,042)	(4,238,647)	114,644,243
Equity Holders [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	(4,379,170)	(12,415,374)	2,168,254
Income tax relating to cash flow hedges of other comprehensive income	1,182,375	3,352,151	(585,430)
Gains (losses) on cash flow hedges, net of tax	(3,196,795)	(9,063,223)	1,582,824
Gains (losses) on exchange differences on translation, before tax	(120,293,386)	9,945,778	109,288,972
Income tax relating to exchange differences on translation of other comprehensive income	0	0	0
Gains (losses) on exchange differences on translation, net of tax	(120,293,386)	9,945,778	109,288,972
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	1,454,372	(7,103,125)	5,216,580
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(360,233)	1,981,923	(1,444,133)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	1,094,139	(5,121,202)	3,772,447
Other comprehensive income, before tax	(123,218,184)	(9,572,721)	116,673,806
Income tax relating to components of other comprehensive income	822,142	5,334,074	(2,029,563)
Other comprehensive income	$ (122,396,042)	$ (4,238,647)	$ 114,644,243